Revenue from Contracts with Customers - Revenue Disaggregation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 6,807	$ 5,086	$ 11,001	$ 8,273	$ 21,215	$ 29,919
Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	6,662	4,885	10,725	7,872	20,449	29,186
Revenue recognized over time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	145	201	276	401	766	733
Seamap | Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	5,256	3,881	8,169	5,870	16,304	21,617
Seamap | Revenue recognized over time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	145	201	276	401	766	733
Klein | Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 1,406	$ 1,004	$ 2,556	$ 2,002	4,145	7,468
Klein | Revenue recognized over time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers					0	0
SAP | Revenue recognized at a point in time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers					0	101
SAP | Revenue recognized over time
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers					$ 0	$ 0